Fees Summary	Oct. 24, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,000,000
Previously Paid Amount	(0)
Total Fee Amount	690.50
Total Offset Amount	(0)
Net Fee	$ 690.50